Document and Entity Information	12 Months Ended
Dec. 31, 2011
Document And Entity Information [Abstract]
Document type	20-F
Document period end date	Dec 31, 2011
Amendment flag	false
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Entity registrant name	DIANA CONTAINERSHIPS INC.
Entity central index key	0001481241
Entity current reporting status	Yes
Entity voluntary filers	No
Current fiscal year end date	--12-31
Entity filer category	Accelerated Filer
Entity well known seasoned issuer	Yes
Entity common stock shares outstanding	23,076,161

CONSOLIDATED BALANCE SHEETS (USD $)	Dec. 31, 2011	Dec. 31, 2010
CURRENT ASSETS:
Cash and cash equivalents	$ 41,353,829	$ 11,098,284
Accounts receivable, trade	162,836	37,429
Due from related party	0	397,853
Inventories	1,832,387	623,643
Prepaid expenses	210,197	218,805
Total current assets	43,559,249	12,376,014
FIXED ASSETS:
Advances for vessel acquisitions and other vessel costs	6,634,239	0
Vessels	166,218,215	93,531,186
Accumulated depreciation	(7,391,468)	(1,453,877)
Vessels' net book value	158,826,747	92,077,309
Total fixed assets	165,460,986	92,077,309
OTHER NON-CURRENT ASSETS:
Deferred financing costs	991,389	109,046
Restricted cash	0	786,800
Total Assets	210,011,624	105,349,169
CURRENT LIABILITIES:
Current portion of long-term debt	0	1,361,538
Accounts payable, trade and other	1,918,389	436,251
Accrued liabilities	775,791	585,456
Due to related parties	318,402	0
Deferred revenue, current	102,431	45,431
Total current liabilities	3,115,013	2,428,676
Long-term debt, net of current portion	0	18,128,095
Deferred Revenue, non-current	364,253	181,684
Commitments and contingencies	0	0
STOCKHOLDERS' EQUITY:
Preferred stock, $0.01 par value; 25,000,000 shares authorized, none issued	0	0
Common stock, $0.01 par value; 500,000,000 shares authorized; 23,076,161 and 6,106,161 issued and outstanding at December 31, 2011 and 2010, respectively	230,762	61,062
Additional paid-in capital	208,826,628	86,551,013
Accumulated deficit	(2,525,032)	(2,001,361)
Total stockholders' equity	206,532,358	84,610,714
Total liabilities and stockholders' equity	$ 210,011,624	$ 105,349,169

CONSOLIDATED BALANCE SHEETS (Parentheticals) (USD $)	Dec. 31, 2011	Dec. 31, 2010
CONSOLIDATED BALANCE SHEETS
Preferred Stock Par Or Stated Value Per Share	$ 0.01	$ 0.01
Preferred Stock Shares Authorized	25,000,000	25,000,000
Preferred Stock Shares Issued	0	0
Preferred Stock Shares Outstanding	0	0
Common Stock Par Or Stated Value Per Share	$ 0.01	$ 0.01
Common Stock Shares Authorized	500,000,000	500,000,000
Common Stock Shares Issued	23,076,161	6,106,161
Common Stock Shares Outstanding	23,076,161	6,106,161

CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
REVENUES:
Time charter revenues	$ 26,992,271	$ 5,734,716
EXPENSES:
Voyage expenses	731,013	266,967
Vessel operating expenses	11,134,000	2,884,610
Depreciation	5,937,591	1,453,877
Management fees	650,000	203,000
General and administrative expenses	3,441,716	3,523,986
Foreign currency losses / (gains)	17,646	(1,043,563)
Operating income / (loss)	5,080,305	(1,554,161)
OTHER INCOME / (EXPENSES):
Interest and finance costs	(1,604,159)	(511,291)
Interest income	153,892	64,091
Total other expenses, net	(1,450,267)	(447,200)
Net income / (loss)	$ 3,630,038	$ (2,001,361)
Earnings / (loss) per common share, basic	$ 0.23	$ (0.45)
Earnings / (loss) per common share, diluted	$ 0.23	$ (0.45)
Weighted average number of common shares, basic	15,536,028	4,449,431
Weighted average number of common shares, diluted	15,543,916	4,449,431

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME / (LOSS) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Statement of Income and Comprehensive Income [Abstract]
Net income / (loss)	$ 3,630,038	$ (2,001,361)
Comprehensive income / (loss)	$ 3,630,038	$ (2,001,361)

CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (USD $)	Total	[CommonStockMember]	[AdditionalPaidInCapitalMember]	[RetainedEarningsMember]
Balance as at Jan. 06, 2010
Net income / (loss)	$ (2,001,361)			$ (2,001,361)
Issuance of common stock	500	5	495
Issuance of common stock, shares	500
Issuance of common stock, net of issuance costs	85,280,896	58,924	85,221,972
Issuance of common stock, net of issuance costs, shares	5,892,330
Issuance of restricted stock and compensation cost on restricted stock	1,330,679	2,133	1,328,546
Issuance of restricted stock, shares	213,331
Balance as at Dec. 31, 2010	84,610,714	61,062	86,551,013	(2,001,361)
Balance of shares as at Dec. 31, 2010	6,106,161
Net income / (loss)	3,630,038			3,630,038
Issuance of common stock, net of issuance costs	121,492,236	169,167	121,323,069
Issuance of common stock, net of issuance costs, shares	16,916,667
Issuance of restricted stock and compensation cost on restricted stock	953,079	533	952,546
Issuance of restricted stock, shares	53,333
Dividends declared and paid	(4,153,709)			(4,153,709)
Balance as at Dec. 31, 2011	$ 206,532,358	$ 230,762	$ 208,826,628	$ (2,525,032)
Balance of shares as at Dec. 31, 2011	23,076,161

CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (Parentheticals) (USD $)	3 Months Ended			12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statement of Stockholders' Equity
Dividends declared and paid, per share	$ 0.15	$ 0.03
Issuance of common stock, per share			$ 1	$ 7.5	$ 15
Issuance of restricted common stock, per share				$ 7.5	$ 15

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Cash Flows provided by / (used in) Operating Activities:
Net income / (loss)	$ 3,630,038	$ (2,001,361)
Adjustments to reconcile net income / (loss) to net cash provided by / (used in) operating activities:
Depreciation	5,937,591	1,453,877
Amortization and write-off of deferred financing costs	680,524	110,587
Foreign exchange gains	0	(1,051,399)
Amortization of free lubricants benefit	(45,431)	0
Compensation cost on restricted stock awards	953,079	1,330,679
(Increase) / Decrease in:
Accounts receivables, trade	(125,407)	(37,429)
Due from related party	397,853	(397,853)
Inventories	(1,208,744)	(623,643)
Prepaid expenses	8,608	(218,805)
Increase / (Decrease) in:
Accounts payable, trade and other	1,482,138	436,251
Accrued liabilities	190,335	585,456
Due to related parties	318,402	0
Deferred revenue, current and non-current	285,000	227,115
Net Cash provided by / (used in) Operating Activities	12,503,986	(186,525)
Cash Flows used in Investing Activities:
Advances for vessel acquisitions and other vessel costs	(6,634,239)	0
Vessel acquisitions and other vessel costs	(72,687,029)	(93,531,186)
Net Cash used in Investing Activities	(79,321,268)	(93,531,186)
Cash Flows provided by / (used in) Financing Activities:
Proceeds from long-term debt	85,000,000	20,000,000
Repayments / Prepayments of long term debt	(104,670,000)	(330,000)
Issuance of common stock, net of issuance costs	121,492,236	85,281,396
Payments of financing costs	(1,382,500)	(400,000)
Cash dividends	(4,153,709)	0
Changes in restricted cash	786,800	(786,800)
Net Cash provided by / (used in) Financing Activities	97,072,827	103,764,596
Effects of exchange rates on cash	0	1,051,399
Net increase in cash and cash equivalents	30,255,545	11,098,284
Cash and cash equivalents at beginning of period	11,098,284
Cash and cash equivalents at end of period	41,353,829	11,098,284
Cash paid during the year for:
Interest payments, net of amounts capitalized	$ 669,968	$ 154,633

General Information	12 Months Ended
Dec. 31, 2011
Organization, Consolidation and Presentation of Financial Statements
General Information

1. General Information

The accompanying consolidated financial statements include the accounts of Diana Containerships Inc. (“DCI”) and its wholly-owned subsidiaries (collectively, the “Company”). Diana Containerships Inc. was incorporated on January 7, 2010 under the laws of the Republic of Marshall Islands for the purpose of engaging in any lawful act or activity under the Marshall Islands Business Corporations Act. In April 2010, the Company's articles of incorporation and bylaws were amended. Under the amended articles of incorporation, the Company's authorized share capital increased from 500 common shares to 500 million of common shares at par value $0.01 and 25 million of preferred shares at par value $0.01. On April 6, 2010, the Company completed a private offering under rule 144A and Regulation S and Regulation D of the Securities Act of 1933, as amended, the net proceeds of which amounted to $85.3 million. A controlling ownership interest of 54.6% over DCI's common stock was acquired by Diana Shipping Inc. (“DSI”) in this private offering.

On October 15, 2010, the Company filed a registration statement on Form F-4 with the US Securities and Exchange Commission, to register an aggregate of 2,558,997 common shares sold previously in the private offering. On October 19, 2010 the registration statement was declared effective. On January 19, 2011, and following DSI's decision for a partial spin-off of 80% of its interest in DCI through a distribution to DSI's shareholders, DCI began “regular way” trading on the Nasdaq Global Market.

On June 15, 2011, the Company completed a public offering in the United States under the United States Securities Act at 1933, as amended, the net proceeds of which amounted to $121.5 million, including $20.0 million invested by DSI in a concurrent private placement (Note 8(c)).

The Company is engaged in the seaborne transportation industry through the ownership and operation of containerships and is the sole owner of all outstanding shares of the following subsidiaries, each incorporated in the Marshall Islands:

  Likiep Shipping Company Inc. (“Likiep”), owner of the Marshall Islands flag, 3,426 TEU capacity container vessel, “Sagitta”, which was built and delivered on June 29, 2010.

  Orangina Inc. (“Orangina”), owner of the Marshall Islands flag, 3,426 TEU capacity container vessel, “Centaurus”, which was built and delivered on July 9, 2010.

  Lemongina Inc. (“Lemongina”), which as at December 31, 2011, did not have any operations.

  Ralik Shipping Company Inc. (“Ralik”), owner of the Marshall Islands flag, 4,206 TEU capacity container vessel, “Maersk Madrid” (built in 1989), which was acquired on June 14, 2011 (Note 5).

  Mili Shipping Company Inc. (“Mili”), owner of the Marshall Islands flag, 4,714 TEU capacity container vessel, “Maersk Malacca” (built in 1990), which was acquired on June 22, 2011 (Note 5).

  Ebon Shipping Company Inc. (“Ebon”), owner of the Marshall Islands flag, 4,714 TEU capacity container vessel, “Maersk Merlion” (built in 1990), which was acquired on June 17, 2011 (Note 5).

  Mejit Shipping Company Inc. (“Mejit”), was established for the purpose of acquiring container vessels. As at December 31, 2011, the Mejit did not have any operations (Note 14).

  Micronesia Shipping Company Inc. (“Micronesia”), was established for the purpose of acquiring container vessels. As at December 31, 2011, the Micronesia did not have any operations (Note 14).

  Rongerik Shipping Company Inc. (“Rongerik”), entered into a Memorandum of Agreement with an unrelated third party company for the purchase of a 3,739 TEU capacity container vessel, “Cap San Marco” (built in 2001), for a purchase price of $33,000. The vessel was delivered in February 2012. (Note 4 and 14).

  Utirik Shipping Company Inc. (“Utirik”), entered into a Memorandum of Agreement with an unrelated third party company for the purchase of a 3,739 TEU capacity container vessel, “Cap San Raphael” (built in 2002), for a purchase price of $33,000. The vessel was delivered in February 2012. (Note 4 and 14).

During 2011 and 2010, two charterers accounted for more than 10% of the Company's revenues as follows:

Charterer	2011	2010
A	73%	51%
B	27%	41%

Significant Accounting Policies and Recent Accounting Pronouncements	12 Months Ended
Dec. 31, 2011
Accounting Policies
Significant Accounting Policies and Recent Accounting Pronouncements

2. Significant Accounting Policies and Recent Accounting Pronouncements

  Preparation of financial statements: The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles and include the accounts of Diana Containerships Inc. and its wholly-owned subsidiaries referred to in Note 1 above. All significant intercompany balances and transactions have been eliminated upon consolidation.

  Use of Estimates: The preparation of consolidated financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

  Other Comprehensive Income / (loss): The Company follows the provisions of Accounting Standard Codification (ASC) 220, “Comprehensive Income”, which requires separate presentation of certain transactions, which are recorded directly as components of stockholders' equity. The Company presents Other Comprehensive Income / (Loss) in a separate statement according to ASU 2011-05 described below in new accounting pronouncements.

  Foreign Currency Translation: The functional currency of the Company is the U.S. Dollar because the Company operates its vessels in international shipping markets, and therefore, primarily transacts business in U.S. Dollars. The Company's books of accounts are maintained in U.S. Dollars. Transactions involving other currencies during the period presented are converted into U.S. Dollars using the exchange rates in effect at the time of the transactions. At the balance sheet date, monetary assets and liabilities which are denominated in other currencies are translated into U.S. Dollars at the period-end exchange rates. Resulting gains or losses are reflected separately in the accompanying consolidated statement of operations.

  Cash and Cash Equivalents: The Company considers highly liquid investments such as time deposits, certificates of deposit and their equivalents with an original maturity of three months or less to be cash equivalents.

  Restricted Cash: Restricted cash includes minimum cash deposits required to be maintained under the Company's borrowing arrangement.

  Accounts Receivable, Trade: The account includes receivables from charterers for hire, freight and demurrage billings. At each balance sheet date, all potentially uncollectible accounts are assessed individually for purposes of determining the appropriate provision for doubtful accounts. No provision for doubtful accounts has been made as of December 31, 2011 and 2010.

  Inventories: Inventories consist of lubricants and victualling which are stated at the lower of cost or market. Cost is determined by the first in, first out method. Inventories may also consist of bunkers when the vessel operates under freight charter or when on the balance sheet date a vessel has been redelivered by its previous charterers and has not yet been delivered to new charterers, or remains idle. Bunkers are also stated at the lower of cost or market and cost is determined by the first in, first out method.

  Vessel Cost: Vessels are stated at cost which consists of the contract price and costs incurred upon acquisition or delivery of a vessel from a shipyard. Subsequent expenditures for conversions and major improvements are also capitalized when they appreciably extend the life, increase the earnings capacity or improve the efficiency or safety of the vessels; otherwise these amounts are charged to expense as incurred.

  Vessel Depreciation: The Company depreciates containership vessels on a straight-line basis over their estimated useful lives, estimated to be 30 years from the date of initial delivery from the shipyard. Second-hand vessels are depreciated from the date of their acquisition through their remaining estimated useful life. Depreciation is based on costs less the estimated residual scrap value, which is assessed at $200 and $350 per light-weight ton, depending on the vessel's age and market conditions. A decrease in the useful life of a containership or in its residual scrap value would have the effect of increasing the annual depreciation charge. When regulations place limitations on the ability of a vessel to trade on a worldwide basis, the vessel's useful life is adjusted at the date such regulations are adopted.

  Impairment of Long-Lived Assets: The Company follows ASC 360-10-40 “Impairment or Disposal of Long-Lived Assets”, which addresses financial accounting and reporting for the impairment or disposal of long-lived assets. The Company reviews vessels for impairment whenever events or changes in circumstances indicate that the carrying amount of a vessel may not be recoverable. When the estimate of future undiscounted net operating cash flows, excluding interest charges, expected to be generated by the use of the vessel over its remaining useful life and its eventual disposition is less than its carrying amount, the Company evaluates the vessel for impairment loss. Measurement of the impairment loss is based on the fair value of the vessel. The fair value of the vessel is determined based on management estimates and assumptions and by making use of available market data and third party valuations. The Company evaluates the carrying amounts and periods over which vessels are depreciated to determine if events have occurred which would require modification to their carrying values or useful lives. In evaluating useful lives and carrying values of long-lived assets, management reviews certain indicators of potential impairment, such as undiscounted projected operating cash flows, vessel sales and purchases, business plans and overall market conditions. The current conditions in the containerships market with decreased charter rates and decreased vessel market values are conditions that the Company considers indicators of a potential impairment. In developing estimates of future undiscounted cash flows, the Company makes assumptions and estimates about the vessels' future performance, with the significant assumptions being related to charter rates, fleet utilization, vessels' operating expenses, vessels' residual value and the estimated remaining useful life of each vessel. The assumptions used to develop estimates of future undiscounted cash flows are based on historical trends as well as future expectations.

  The Company determines undiscounted projected net operating cash flows for each vessel and compares it to the vessel's carrying value. The projected net operating cash flows are determined by considering the historical and estimated vessels' performance and utilization, the charter revenues from existing time charters for the fixed fleet days and an estimated daily time charter equivalent for the unfixed days (based on the most recent 10 year average historical 6-12 months time charter rates available for each type of vessel, considering also current market rates) over the remaining estimated life of each vessel, net of brokerage commissions, expected outflows for scheduled vessels' maintenance and vessel operating expenses assuming an average annual inflation rate of 3%.  Effective fleet utilization is assumed to 98% in the Company's exercise, taking into account the period(s) each vessel is expected to undergo her scheduled maintenance (dry docking and special surveys), as well as an estimate of 1% off hire days each year, assumptions in line with the Company's historical performance. The Company concluded based on this exercise that step two of the impairment analysis was not required and no impairment of vessels existed at December 31, 2011 as the undiscounted projected cash flows significantly exceeded their carrying value.

  No impairment loss was identified or recorded for 2011 and 2010 and the Company has not identified any other facts or circumstances that would require the write down of vessel values in the near future.

  Accounting for Revenues and Expenses: Revenues are generated from time charter agreements. Time charter agreements with the same charterer are accounted for as separate agreements according to the terms and conditions of each agreement. Time-charter revenues are recorded over the term of the charter as service is provided. Revenues from time charter agreements providing for varying annual rates over their term are accounted for on a straight line basis. Income representing ballast bonus payments, in connection with the repositioning of a vessel by the charterer to the vessel owner, are recognized in the period earned. Deferred revenue, if any, includes cash received prior to the balance sheet date for which all criteria for recognition as revenue would not be met, including any deferred revenue resulting from charter agreements providing for varying annual rates, which are accounted for on a straight line basis. Deferred revenue also may include the unamortized balance of a liability associated with the acquisition of second hand vessels with time charters attached, acquired at values below fair market value at the date the acquisition agreement is consummated.

  Voyage expenses, primarily consisting of port, canal and bunker expenses that are unique to a particular charter, are paid for by the charterer under time charter arrangements or by the Company under voyage charter arrangements, except for commissions, which are always paid for by the Company, regardless of charter type. All voyage and vessel operating expenses are expensed as incurred, except for commissions. Commissions are deferred over the related voyage charter period to the extent revenue has been deferred since commissions are due as revenues are earned.

  Earnings / (Loss) per Common Share: Basic earnings / (loss) per common share are computed by dividing net income / (loss) attributable to common stockholders by the weighted average number of common shares outstanding during the period. Diluted earnings / (loss) per common share reflects the potential dilution that could occur if securities or other contracts to issue common stock were exercised.

  Segmental Reporting: The Company has determined that it operates under one reportable segment, relating to its operations of the container vessels. The Company reports financial information and evaluates the operations of the segment by charter revenues and not by the length of ship employment for its customers, i.e. spot or time charters. The Company does not use discrete financial information to evaluate the operating results for each such type of charter. Although revenue can be identified for these types of charters, management cannot and does not identify expenses, profitability or other financial information for these charters. As a result, management, including the chief operating decision maker, reviews operating results solely by revenue per day and operating results of the fleet. Furthermore, when the Company charters a vessel to a charterer, the charterer is free to trade the vessel worldwide and, as a result, the disclosure of geographic information is impracticable.

  Accounting for Dry-Docking Costs: The Company follows the deferral method of accounting for dry-docking costs whereby actual costs incurred are deferred and amortized on a straight-line basis over the period through the date the next dry-docking will be scheduled to become due. Unamortized dry-docking costs of vessels that are sold are written off and included in the calculation of the resulting gain or loss in the year of the vessel's sale.

  Financing Costs: Fees paid to lenders for obtaining new loans or refinancing existing ones are deferred and recorded as a contra to debt. Other fees paid for obtaining loan facilities not used at the balance sheet date are capitalized as deferred financing costs. Fees are amortized to interest and finance costs over the life of the related debt using the effective interest method and, for the fees relating to loan facilities not used at the balance sheet date, according to the loan availability terms. Unamortized fees relating to loans repaid or refinanced as debt extinguishment are expensed as interest and finance costs in the period the repayment or extinguishment is made. Loan commitment fees are charged to expense in the period incurred.

  Repairs and Maintenance: All repair and maintenance expenses including underwater inspection expenses are expensed in the period incurred. Such costs are included in vessel operating expenses in the accompanying consolidated statements of operations.

  Share Based Payment: ASC 718 “Compensation – Stock Compensation”, requires the Company to measure the cost of employee services received in exchange for an award of equity instruments based on the grant-date fair value of the award (with limited exceptions). That cost is recognized over the period during which an employee is required to provide service in exchange for the award—the requisite service period (usually the vesting period). No compensation cost is recognized for equity instruments for which employees do not render the requisite service. Employee share purchase plans will not result in recognition of compensation cost if certain conditions are met. The Company initially measures the cost of employee services received in exchange for an award or liability instrument based on its current fair value; the fair value of that award or liability instrument is remeasured subsequently at each reporting date through the settlement date. Changes in fair value during the requisite service period are recognized as compensation cost over that period with the exception of awards granted in the form of restricted shares which are measured at their grant date fair value and are not subsequently re-measured. The grant-date fair value of employee share options and similar instruments are estimated using option-pricing models adjusted for the unique characteristics of those instruments (unless observable market prices for the same or similar instruments are available). If an equity award is modified after the grant date, incremental compensation cost is recognized in an amount equal to the excess of the fair value of the modified award over the fair value of the original award immediately before the modification.

  Variable Interest Entities: ASC 810-10-50 “Consolidation of Variable Interest Entities”, addresses the consolidation of business enterprises (variable interest entities) to which the usual condition (ownership of a majority voting interest) of consolidation does not apply. The guidance focuses on financial interests that indicate control. It concludes that in the absence of clear control through voting interests, a company's exposure (variable interest) to the economic risks and potential rewards from the variable interest entity's assets and activities are the best evidence of control. Variable interests are rights and obligations that convey economic gains or losses from changes in the value of the variable interest entity's assets and liabilities. The Company evaluates financial instruments, service contracts, and other arrangements to determine if any variable interests relating to an entity exist, as the primary beneficiary would be required to include assets, liabilities, and the results of operations of the variable interest entity in its financial statements. The Company's evaluation did not result in an identification of variable interest entities as of December 31, 2011 and 2010.

  Concentration of Credit Risk: Financial instruments, which potentially subject the Company to significant concentrations of credit risk, consist principally of cash and trade accounts receivable. The Company places its temporary cash investments, consisting mostly of deposits, with various qualified financial institutions and performs periodic evaluations of the relative credit standing of those financial institutions that are considered in the Company's investment strategy. The Company limits its credit risk with accounts receivable by performing ongoing credit evaluations of its customers' financial condition and generally does not require collateral for its accounts receivable and does not have any agreements to mitigate credit risk.

Recent Accounting Pronouncements

In June 2011, the FASB issued ASU 2011-05, Comprehensive Income, Presentation of Comprehensive Income (Topic 220), which revises the manner in which entities present comprehensive income in their financial statements. Current U.S. GAAP allows reporting entities three alternatives for presenting other comprehensive income and its components in financial statements. One of those presentation options is to present the components of other comprehensive income as part of the statement of changes in stockholders' equity. This Update eliminates that option. In addition, current U.S. GAAP does not require consecutive presentation of the statement of net income and other comprehensive income. Finally, current U.S. GAAP does not require an entity to present reclassification adjustments on the face of the financial statements from other comprehensive income to net income, which is required by the guidance in this Update. These changes apply to both annual and interim financial statements. These improvements will help financial statement users better understand the causes of an entity's change in financial position and results of operations. The new guidance removes the presentation options in ASC 220 and requires entities to report components of comprehensive income in either (i) a continuous statement of comprehensive income or (ii) two separate but consecutive statements. Under the two-statement approach, an entity is required to present components of net income and total net income in the statement of net income. The statement of other comprehensive income should immediately follow the statement of net income and include the components of other comprehensive income and a total for other comprehensive income, along with a total for comprehensive income. The amendments in this Update do not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. The amendments in this Update should be applied retrospectively and they are effective for fiscal years, and interim periods within those years, beginning after December 15, 2011. Early adoption is permitted, because compliance with the amendments is already permitted. The amendments do not require any transition disclosures. The amendments in this Update were adopted by the Company as of June 30, 2011.

Transacions with a Related Party	12 Months Ended
Dec. 31, 2011
Related Party Transaction Due From To Related Party Abstract
Transactions with a Related Party

3. Transactions with a Related Party

Diana Shipping Services S.A. (“DSS” or the “Manager”): DSS, a wholly owned subsidiary of DSI, a Company's major shareholder, provides (i) administrative services under an Administrative Services Agreement, for a monthly fee of $10,000; (ii) brokerage services pursuant to a Broker Services Agreement that DSS has entered into with Diana Enterprises Inc. (“Diana Enterprises”), a related party controlled by the Company's Chief Executive Officer and Chairman Mr. Symeon Palios, for annual fees of $1,040,000 until the completion of the public offering on June 15, 2011 (Note 8) and $1,300,000 thereafter; (iii) commercial and technical services pursuant to Vessel Management Agreements, signed between each shipowning company and DSS, under which the Company pays a commission of 1% of the gross charterhire and freight earned by each vessel and a technical management fee of $15,000 per vessel per month for employed vessels and $20,000 per vessel per month for laid-up vessels.

For 2011 and for the period from January 7 (inception date) to December 31, 2010, DSS charged the Company the following amounts for (i) management fees and commissions under the Vessel Management Agreements, (ii) administrative fees under the Administrative Services Agreement and (iii) brokerage fees attributable to Diana Enterprises under the Broker Services Agreement between DSS and Diana Enterprises:

	For the year ended December 31, 2011	For the period from January 7, 2010 (inception date) to December 31, 2010
Management fees	$757,500	$203,000
Commissions	269,960	57,347
Administrative fees	120,000	88,000
Brokerage fees	1,181,556	606,667

From the total management fees for 2011, $650,000 are separately presented in the related accompanying consolidated statement of operations and $107,500 are included in Vessels and in Advances for vessel acquisitions and other vessel costs in the accompanying consolidated balance sheet of December 31, 2011. Management fees for the period from January 7, 2010 (inception date) to December 31, 2010 are separately presented in the related accompanying consolidated statement of operations. Commissions are included in Voyage expenses in the accompanying consolidated statements of operations. Administrative and brokerage fees are included in General and administrative expenses in the accompanying consolidated statements of operations.

As at December 31, 2011, an amount of $263,438 was due to DSS, for payments made by DSS on behalf of the Company, and is included in Due to related parties in the accompanying consolidated balance sheet. As at December 31, 2010 an amount of $397,853 was due from DSS, representing Company's payments in excess of DSS charges, and is included in Due from related party in the accompanying 2010 consolidated balance sheet.

Advances for Vessels Under Construction and Acquisitions and Other Vessel Costs	12 Months Ended
Dec. 31, 2011
Advances for Vessels under Construction and Acquisitions and Other Vessel Costs [Abstract]
Advances for Vessel Acquisitions and Other Vessel Costs

4.       Advances for Vessel Acquisitions and Other Vessel Costs

On December 19, 2011, Rongerik and Utirik, entered into two memoranda of agreement with an unrelated third party company, to acquire the 3,739 TEU capacity container vessels m/v “Cap San Marco” and m/v “Cap San Raphael”, respectively, for the purchase price of $33.0 million, each. On December 20, 2011, the Company paid a 10% advance for each vessel, amounting to $3.3 million, each. The balance of the purchase price was paid in February 2012, when the vessels were delivered (Notes 7(c) and 14(b)).

Each of the two vessels is chartered back to the seller for a period of about 36 months at $22,750 net per day per vessel for the first twelve months, $22,850 net per day per vessel for the second twelve months and for $23,250 net, per day per vessel for the final twelve months.

As at December 31, 2010, there were no advances for vessel acquisitions. As at December 31, 2011, the amount presented in the accompanying consolidated balance sheet is analyzed as follows:

2011
Advances for vessel acquisitions	6,600,000
Other related costs	34,239
6,634,239

Vessels	12 Months Ended
Dec. 31, 2011
Property Plant And Equipment Abstract
Vessels

5.       Vessels

On April 13, 2011, Ralik, Mili and Ebon, each entered into a Memorandum of Agreement with an unrelated third party company, to acquire one Panamax container vessel, the MV “Maersk Madrid”, the MV “Maersk Malacca” and MV “Maersk Merlion”, respectively, for the purchase price of $22.5 million, $24.0 million and $24.0 million, respectively (Note 1).

On April 18, 2011, the Company paid an aggregate amount of $7.05 million, being 10% of the vessels' purchase price. On June 14, June 17 and June 22, 2011, Ralik, Ebon and Mili, took delivery of the respective vessels and paid the balance of the aggregate acquisition cost amounting to $63.45 million (excluding pre-delivery and other costs). The total cost of the vessels amounted to $72,687,029 and includes $2,187,029 of capitalized costs consisting of pre-delivery expenses and expenditures incurred to improve the efficiency and safety of the vessels.

Each of the three vessels is chartered to A.P. Møller-Maersk A/S for a period of minimum twenty-four (24) months plus or minus forty-five (45) days at a daily rate of $21,450 gross. The charterer has the option to employ each vessel for a further twelve (12) month period plus or minus forty-five (45) days, at a daily rate of $25,000 gross, starting twenty-four (24) months after delivery of the vessel to the charterer.

The amounts in the accompanying consolidated balance sheets are analyzed as follows:

	Vessels' Cost	Accumulated Depreciation	Net Book Value

Balance, December 31, 2010	$93,531,186	$(1,453,877)	$92,077,309
- Acquisitions and other vessels' costs	72,687,029	-	72,687,029
- Depreciation for the period	-	(5,937,591)	(5,937,591)
Balance, December 31, 2011	$166,218,215	$(7,391,468)	$158,826,747

As at December 31, 2011, two of the Company's vessels (m/v “Sagitta” and m/v “Centaurus”) having a total carrying value of $89.1 million were provided as collateral to secure the terms and conditions of the revolving credit facility with the Royal Bank of Scotland plc, discussed in Note 6.

As at December 31, 2011 all vessels were operating under time charter agreements.

Long-term Debt, current and non-current	12 Months Ended
Dec. 31, 2011
Long Term Debt Abstract
Long-term debt, current and non-current

6.       Long-Term Debt, Current and Non-Current

The amounts of long-term debt shown in the accompanying consolidated balance sheets are analyzed as follows:

	2011	2010
DnB NOR Bank ASA	$-	$19,670,000
Less related deferred financing costs	-	(180,367)
Total	$-	$19,489,633

Current portion of long term debt	$-	$(1,361,538)
Total	$-	$18,128,095

DnB NOR Bank ASA: On July 7, 2010, Likiep and Orangina, entered into a loan agreement with DnB NOR Bank ASA to finance part of the acquisition cost of the vessels “Sagitta” and “Centaurus”, for an amount of up to $40.0 million. An arrangement fee of $400,000 was paid on signing the facility agreement.

On July 9, 2010, the Company, through Likiep and Orangina, drew down the first two advances of $10.0 million each to finance part of the acquisition cost of the vessels “Sagitta” and “Centaurus”. The Company drew down the remainder of the available facility amounting to $20.0 million on February 4, 2011. The loan was repayable in 24 quarterly installments of $165,000 for each advance and a balloon of $6,040,000 payable together with the last installment. The loan bore interest at LIBOR plus a margin of 2.40% per annum. The Company paid commitment fees of 0.96% per annum on the undrawn portion of the loan, which for the period from January 1, 2011 through February 4, 2011 (date of drawdown of the remaining available loan balance) amounted to $18,133.

The loan was secured by a first preferred ship mortgage on the vessels, general assignments, charter assignments, operating account assignments, a corporate guarantee and manager's undertakings. The lender could also require additional security if the market values of the mortgaged ships did not cover 125% of the aggregate outstanding balance of the loan. The loan also included restrictions as to changes in management, ownership, additional indebtedness, a consolidated leverage ratio of not more than 70%, and minimum liquidity of 4% of the funded debt (measured semi-annually and at the end of each calendar year) which as at December 31, 2010 is presented as Restricted cash in the accompanying consolidated balance sheets. Furthermore, the Company was not permitted to pay any dividends that would result to an event of default.

The loan was refinanced with a loan agreement dated May 4, 2011, between DnB NOR Bank ASA and Likiep, Orangina, Mili, Ralik and Ebon, for a maximum of $85.0 million. The purpose of the new loan agreement was to refinance the outstanding balance of the loan facility dated July 7, 2010, to partly finance the cost of the vessels “Maersk Madrid”, “Maersk Merlion” and “Maersk Malacca” (Note 5) and for general working capital purposes. The loan was available in two tranches. Tranche 1 would be the lesser of 65% of the market value of the vessels “Sagitta” and “Centaurus” and $65.0 million and tranche 2 would be the lesser of 35% of the market value of each of the “Maersk Madrid”, “Maersk Merlion” and “Maersk Malacca” and $20.0 million. Tranche 1 was available for drawing in a single drawdown and tranche 2 in three drawdowns until July 31, 2011. Tranche 1 would be repaid in 24 consecutive quarterly installments of approximately $1.1 million each, plus a balloon installment of $37.6 million that would be paid together with the last installment. Tranche 2 would be repaid in 8 consecutive quarterly installments of $2.5 million each. The loan bore interest at LIBOR plus a margin of 2.6% per annum. The Company paid $382,500 of arrangement fees on signing of the agreement and on May 6, 2011, the Company drew down Tranche 1 of $65.0 million, with which it repaid the then-outstanding balance of indebtedness under the loan facility dated July 7, 2010, amounting to $38.7 million plus interest.

The loan was secured with a first priority mortgage on each of the vessels, a first priority assignment of the time charters, a first priority assignment of the earnings, insurances and requisition compensation of the vessels, a first priority assignment of any charter, or other employment contracts exceeding 12 months, and an unconditional, irrevocable guarantee from DCI. The lender also required the market values of the mortgaged ships to cover 125% of the aggregate outstanding balance of the loan. The loan also included restrictions as to changes in management, ownership, additional indebtedness, a consolidated leverage ratio of not more than 70% and minimum liquidity of 4% of the funded debt. On June 20, 2011, the Company prepaid in full the outstanding balance under the loan with part of the proceeds of the follow-on offering in June 2011 (Note 8(c)), amounting to $65.0 million and the loan agreement was terminated. As a result of the extinguishment of both loans, the unamortized balance of the related finance costs, totaling to $641,654 was written-off to Interest and finance costs, in the accompanying consolidated statement of operations for the year ended December 31, 2011. The weighted average interest rate of the loan during 2011 and 2010 was 2.77% (including the original and the refinanced loans) and 2.82%, respectively.

The Royal Bank of Scotland plc.: On December 16, 2011, the Company entered into a revolving credit facility with the Royal Bank of Scotland plc (“RBS”), where the lenders have agreed to make available to it a revolving credit facility of up to $100.0 million (which may be increased to $150.0 million subject to further syndication) in order to refinance part of the acquisition cost of the vessels m/v “Sagitta” and m/v “Centaurus” and finance part of the acquisition costs of additional containerships (“Additional Ships”).

The maximum amount available for drawing (the “Available Facility Limit”) is subject to limits relating to the market value of the m/v “Sagitta” and the “Centaurus” and the market value or contract price and the age of the Additional Ships (“Vessel Limits”) combined with limits relating with the average age of all the vessels under mortgage. The facility will be available for five years after the First Availability Date, being January 17, 2012, with the Available Facility Limit assessed at each draw down date and on a yearly basis, as well as, at the date in which the age of any Additional Ship exceeds the 20 years. In the event that the amounts outstanding at that time exceed the revised Available Facility Limit the Company shall repay such part of the Loan that exceeds the Available Facility Limit.

The credit facility bears interest at Libor plus a margin of 2.75% and is secured by first priority mortgages over the financed fleet, general assignments of earnings, insurances and requisition compensation, specific assignments of any charters exceeding durations of twelve months, pledge of shares of the guarantors which will be the ship-owning companies of the mortgaged vessels, manager's undertakings and minimum security hull value varying from 125% to 140% of the outstanding loan balance, depending on the average age of the mortgaged vessels. The credit facility also includes restrictions as to changes in management and employment of vessels, a consolidated net debt of not more than 60% of market adjusted assets, EBITDA to Interest of not less than 3:1, minimum cash of 10% of the drawings under the revolving facility but not less than $5.0 million and a forward looking operating cash flow to forward looking interest costs of not less than 1.2:1.

The Company paid an arrangement fee of 1%, or $1.0 million, on signing of the agreement and will pay an additional arrangement fee of 1% if the facility limit increases; an annual agency fee of $47,500 if one additional lender is involved in the agreement; or $60,000 if two or more additional lenders are involved in the agreement. The Company also pays commitment commissions of 0.99% of the available commitment since September 27, 2011 and are payable on the last day of each successive period of 3 months which ends during the Availability Period, on the last day of the Availability Period and, if cancelled in full, on the cancelled amount of the relevant Lender's Commitment at the time the cancellation is effective.

During 2011 and 2010, total interest incurred on long-term debt amounted to $551,004 and $273,596, respectively, and is included in Interest and finance costs in the accompanying consolidated statements of operations (Note 10). Commitment fees incurred during 2011 and 2010 amounted to $282,133 and $96,000, respectively, and are included in Interest and finance costs in the accompanying consolidated statements of operations (Note 10).

Commitments and Contingencies	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies Disclosure Abstract
Commitments and Contingencies

7.       Commitments and Contingencies

  Various claims, suits, and complaints, including those involving government regulations and product liability, arise in the ordinary course of the shipping business. In addition, losses may arise from disputes with charterers, agents, insurance and other claims with suppliers relating to the operations of the Company's vessels. Currently, management is not aware of any such claims or contingent liabilities, which should be disclosed, or for which a provision should be established in the accompanying consolidated financial statements.

  The Company accrues for the cost of environmental liabilities when management becomes aware that a liability is probable and is able to reasonably estimate the probable exposure. Currently, management is not aware of any such claims or contingent liabilities, which should be disclosed, or for which a provision should be established in the accompanying consolidated financial statements.

  The Company's vessels are covered for pollution in the amount of $1 billion per vessel per incident, by the P&I Association in which the Company's vessels are entered. The Company's vessels are subject to calls payable to their P&I Association and may be subject to supplemental calls which are based on estimates of premium income and anticipated and paid claims. Such estimates are adjusted each year by the Board of Directors of the P&I Association until the closing of the relevant policy year, which generally occurs within three years from the end of the policy year. Supplemental calls, if any, are expensed when they are announced and according to the period they relate to. The Company is not aware of any supplemental calls in respect of the 2010/11 policy year, which is the first year in which the Company's vessels were entered into their P&I Association, or the 2011/12 policy year.

  As at December 31, 2011, the minimum contractual charter revenues, net of related commissions, to be generated from the existing non-cancelable time charter contracts until their expiration, are estimated at $49.7 million in 2012, $25.9 million in 2013 and at $16.4 million in 2014, and also include the contracted revenues for the m/v “Cap San Marco” and the m/v “Cap San Raphael”, delivered on February 6, 2012 (Notes 4 and 14(b)).

  In December 2011, Rongerik and Utirik, entered into two memoranda of agreement to acquire the container vessels m/v “Cap San Marco” and m/v “Cap San Raphael” (Note 4), respectively, for the purchase price of $33.0 million, each. Upon the vessels' delivery in February 2012, the Company paid the balance of the purchase price amounting to $59.4 million (Note 14(b)).

Capital Stock and Changes in Capital Accounts	12 Months Ended
Dec. 31, 2011
Stockholders Equity Note Abstract
Capital Stock and Changes in Capital Accounts

8. Capital Stock and Changes in Capital Accounts

  Preferred stock and common stock: Under the amended articles of incorporation in April 2010 discussed in Note 1, the Company's authorized capital stock consists of 500 million of common shares, par value $0.01 per share and 25 million of preferred shares at par value $0.01 per share. The holders of the common shares are entitled to one vote on all matters submitted to a vote of stockholders and to receive all dividends, if any.

  Incentive plan: On April 6, 2010, DCI adopted an equity incentive plan which entitles the Company's directors, officers, employees, consultants and service providers to receive options to acquire the Company's common stock, stock appreciation rights, restricted stock, restricted stock units and unrestricted common stock. The equity incentive plan was amended on February 21, 2012. A total of 2,392,198 common shares have been reserved under the Incentive plan (as amended) for issuance. The plan is administered by our compensation committee, or such other committee of the Company's board of directors as may be designated by the board to administer the plan. The plan will expire in ten years from the adoption of the plan by the Board of Directors.

  During 2011, the Company's executives received 53,333 shares of restricted common stock pursuant to the Company's 2010 equity incentive plan, and in accordance with the terms and conditions of the Restricted Shares Award Agreements signed by the grantees. The fair value of the shares is $0.4 million, or $7.5 per share, and they are subject to applicable vesting as follows: (i) 25% or 13,333 shares vested on June 15, 2011; and (ii) the remaining shares vest ratably over three years by one third each year. Such shares bear non-forfeitable dividends and according to the provisions of ASC 260 “Earnings per Share” the Company considers them as participating securities in the earnings per share calculations. The Company follows the provisions in ASC 718 “Compensation – Stock Compensation”, for purposes of accounting for such share-based payments.

  As of December 31, 2011 and 2010, the Company had granted a total number of restricted stock awards of 266,664 and 213,331, respectively, of which 120,002 and 53,335 were vested, respectively. The fair value of the restricted shares has been determined with reference to the fair value of the Company's stock on the grant date of the awards. The aggregate compensation cost is being recognized ratably in the consolidated statements of operations over the respective vesting periods. During 2011 and for the period from January 7, 2010 (inception date) to December 31, 2010, an amount of $953,079 and $1,330,679, respectively, was recognized in General and administrative expenses. At December 31, 2011 and 2010, the total unrecognized compensation cost relating to restricted share awards was $1.3 million and $1.9 million, respectively. At December 31, 2011, the weighted-average period over which the total compensation cost related to non-vested awards not yet recognized is expected to be recognized is 1.01 years.

  Follow-on offering: On June 15, 2011, the Company completed a public offering in the United States under the United States Securities Act at 1933, as amended, of 14,250,000 common shares at the price of $7.5 per share, including 1,625,000 shares purchased by management and certain members of their family. Concurrently with the public offering, the Company sold 2,666,667 common shares to DSI in a private placement at the price of $7.5 per share. The net proceeds from the public offering and the private placement amounted to $121.5 million (including underwriting discounts and commissions and offering expenses payable by the Company) (Note 1).

  Stockholders Rights Agreement. On August 2, 2010, the Company entered into a stockholders rights agreement (the “Stockholders Rights Agreement") with Mellon Investor Services LLC as Rights Agent. Pursuant to this Stockholders Rights Agreement, each share of the Company's common stock includes one right (the "Right") that will entitle the holder to purchase from the Company a unit consisting of one one-thousandth of a share of our preferred stock at an exercise price specified in the Stockholders Rights Agreement, subject to specified adjustments. Until a Right is exercised, the holder of a Right will have no rights to vote or receive dividends or any other stockholder rights. As at December 31, 2011 and 2010, no Rights were exercised.

Voyage and Vessel Operating Expenses	12 Months Ended
Dec. 31, 2011
Voyage And Vessel Operating Expenses [Abstract]
Voyage and Vessel Operating Expenses

9.       Voyage and Vessel Operating Expenses

       The amounts in the accompanying consolidated statements of operations are analyzed as follows:

	2011	2010
Voyage Expenses
Bunkers	59,366	49,576
Commissions charged by third parties	401,687	160,044
Commissions charged by a related party (Note 3)	269,960	57,347
Total	731,013	266,967

Vessel Operating Expenses
Crew wages and related costs	5,283,166	1,251,308
Insurance	582,264	160,428
Spares and consumable stores	3,647,255	1,277,523
Repairs and maintenance	1,467,273	137,674
Tonnage taxes (Note 12)	26,856	12,744
Miscellaneous	127,186	44,933
Total	11,134,000	2,884,610

Interest and Finance Costs	12 Months Ended
Dec. 31, 2011
Interest and Finance Costs [Abstract]
Interest and Finance Costs

10.       Interest and Finance Costs

The amounts in the accompanying consolidated statements of operations are analyzed as follows:

	2011	2010
Interest expense (Note 6)	551,004	273,596
Amortization and write-off of deferred financing costs	680,524	110,587
Commitment fees (Note 6)	282,133	96,000
Other	90,498	31,108
Total	1,604,159	511,291

Earnings / (loss) per Share	12 Months Ended
Dec. 31, 2011
Earnings Per Share Abstract
Earnings Per Share

11.       Earnings / (loss) per Share

All shares issued (including the restricted shares issued under the equity incentive plan) are DCI's common stock and have equal rights to vote and participate in dividends, subject to forfeiture provisions set forth in the applicable award agreement. Unvested shares granted under the Company's incentive plan (146,662 as at December 31, 2011) receive dividends which are not refundable, even if such shares are forfeited, and therefore are considered participating securities for basic earnings per share calculation purposes. Dividends declared and paid during the 2011 amounted to 4,153,709. The Company did not declare any dividends in the period from January 7, 2010 (inception date) to December 31, 2010. For 2011, the effect of the incremental shares assumed issued, determined in accordance with the antidilution sequencing provisions of ASC 260, was antidilutive. For the period ended December 31, 2010, and on the basis that the Company incurred losses from continuing operations, the effect of incremental shares would be anti-dilutive and therefore basic and diluted losses per share are the same amount.

	2011		2010
	Basic EPS	Diluted EPS	Basic LPS	Diluted LPS
Net income / (loss)	$3,630,038	$3,630,038	$(2,001,361)	$(2,001,361)
Less distributed and undistributed earnings attributable to restricted shares	(33,948)	-	-	-
Net income / (loss) available to common stockholders	3,596,090	3,630,038	(2,001,361)	(2,001,361)

Weighted average number of common shares outstanding	15,536,028	15,536,028	4,449,431	4,449,431
Effect of dilutive restricted shares	-	7,888	-	-
Total shares outstanding	15,536,028	15,543,916	4,449,431	4,449,431

Earnings / (loss) per common share	$0.23	$0.23	$(0.45)	$(0.45)

Income Taxes	12 Months Ended
Dec. 31, 2011
Income Taxes
Income Taxes

12.       Income Taxes

Under the laws of the countries of the companies' incorporation and / or vessels' registration, the companies are not subject to tax on international shipping income; however, they are subject to registration and tonnage taxes, which are included in vessel operating expenses in the accompanying consolidated statements of operations (Note 9).

Under Section 883 of the Internal Revenue Code of the United States (the “Code”), a corporation would be exempt from U.S. federal income taxation on its U.S.-source shipping income if: (a) it is organized in a foreign country that grants an “equivalent exemption” to corporations organized in the United States (“United States corporations”); and (b) either (i) more than 50% of the value of its common stock is owned, directly or indirectly, by “qualified shareholders,”, which is referred to as the “50% Ownership Test,” or (ii) its common stock is “primarily and regularly traded on an established securities market” in a country that grants an “equivalent exemption” to U.S. corporations or in the United States, which is referred to as the “Publicly-Traded Test.”

The Marshall Islands, the jurisdiction where DCI and each of its subsidiaries are incorporated, grant an “equivalent exemption” to U.S. corporations. Therefore, the Company would be exempt from U.S. federal income taxation with respect to its U.S.-source shipping income if either the 50% Ownership Test or the Publicly-Traded Test is met.

Prior to the partial spin-off, the Company believes that it satisfied the 50% Ownership Test. After the partial spin-off, the Company does not currently anticipate a circumstance under which it would be able to satisfy the 50% Ownership Test.

Notwithstanding the foregoing, the regulations provide, in pertinent part, that a class of shares will not be considered to be “regularly traded” on an established securities market for any taxable year in which 50% or more of the vote and value of the outstanding shares of such class are owned, actually or constructively under specified share attribution rules, on more than half the days during the taxable year by persons who each own 5% or more of the vote and value of such class of outstanding shares, to which we refer as the “5 Percent Override Rule.”

After the partial spin-off was completed, the Company believes that satisfies the Publicly-Traded Test and is not subject to the 5 Percent Override Rule. However, there are factual circumstances beyond the control of the Company that could cause it to lose the benefit of the Section 883 exemption. For example, there is a risk that the Company could no longer qualify for exemption under Code section 883 for a particular taxable year if shareholders with a five percent or greater interest in its common shares were to own 50% or more of its outstanding common shares on more than half the days of the taxable year.

It is not anticipated that the Company will have any vessel operating to the United States on a regularly scheduled basis. Based on the foregoing and on the expected mode of the shipping operations and other activities of Diana Containerships, it is not anticipated that any of the U.S.-source shipping income of the Company will be “effectively connected” with the conduct of a U.S. trade or business.

Based on its U.S. source Shipping Income for 2011 and for the period ended December 31, 2010, the Company would be subject to U.S. federal income tax of approximately $21,600 and $8,000, respectively in the absence of an exemption under Section 883.

Financial Instruments	12 Months Ended
Dec. 31, 2011
Derivative Instruments and Hedging Activities Disclosure Abstract
Financial Instruments

13.       Financial Instruments

The carrying values of temporary cash investments, accounts receivable and accounts payable approximate their fair value due to the short-term nature of these financial instruments. The fair value of long-term bank loan as at December 31, 2010 approximates its recorded value, due to its variable interest rate.

Subsequent Events	12 Months Ended
Dec. 31, 2011
Subsequent Events Abstract
Subsequent Events

14. Subsequent Events

  Memoranda of agreement: On January 9, 2012, Mejit and Micronesia, each entered into one memorandum of agreement with APL (Bermuda) Ltd for the purchase of the container vessels, “APL Sardonyx” and “APL Spinel”, respectively, for the purchase price of $30.0 million each. Both vessels are chartered back to the seller for a period of about 24 months for a daily rate of $24,750, each. The charterers have the option to employ the vessel for another 12 months at the daily rate of $24,750 per day and a further 12 months thereafter at the rate of $28,000 per day. On January 11, 2012, a 10% advance was paid for each vessel amounting to $3.0 million and on February 17, 2012, when the m/v “APL Sardonyx” was delivered, the Company paid the balance of the purchase price amounting to $27.0 million. The m/v “APL Spinel” is expected to be delivered in March 2012.

  Vessel deliveries: On February 6, 2012, the Company took delivery of vessels “Cap San Raphael” and “Cap San Marco” (Note 4). On delivery of the vessels, the Company paid the balance of the purchase price amounting to $59.4 million and the vessels were placed in the service of the charterer, according to the terms of the charters attached to the memoranda of agreement.

  Loan drawdowns: On January 17, 2012, the Company drew down $48.75 million under the credit facility with RBS (Note 6) to refinance part of the acquisition cost of vessels “Sagitta” and “Centaurus”. On February 8 and 21, 2012 the Company drew down and aggregate of $35.15 million to refinance part of the acquisition cost of the vessels “Cap San Raphael”, “Cap San Marco” and “APL Sardonyx”.

  Declaration of dividends: On February 23, 2012, the Company declared dividends amounting to $3.5 million, or $0.15 per share, payable on or about March 22, 2012 to stockholders of record as of March 8, 2012.